Net Defined Benefit Liabilities - Summary of Sensitivity of the Defined Benefit Obligations (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ (148,019)
Effect on defined benefit obligation, decrease in assumption	₩ 159,360
Salary growth rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ 152,609
Effect on defined benefit obligation, decrease in assumption	₩ (142,660)